UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05348

The Thai Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	March 31, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Thai Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

		Value
	Shares	(000)

Common Stocks (96.1%)

Airlines (2.3%)
Thai Airways International PCL	4,211,818	$5,257

Capital Markets (1.5%)
Kim Eng Securities Thailand PCL	7,325,900	3,415

Commercial Banks (20.4%)
Bangkok Bank PCL	2,937,550	16,706
Bank of Ayudhya PCL	4,696,900	3,851
Kasikornbank PCL	2,562,000	10,758
Siam Commercial Bank PCL	4,447,200	15,880
		47,195
Construction & Engineering (5.6%)
Italian-Thai Development PCL (a)	43,955,900	6,104
Sino Thai Engineering & Construction PCL	15,704,200	6,906
		13,010
Construction Materials (3.7%)
Siam Cement PCL	742,900	8,622

Consumer Finance (1.8%)
Aeon Thana Sinsap Thailand PCL	3,737,500	4,140

Food & Staples Retailing (9.1%)
CP ALL PCL	12,463,900	16,484
Siam Makro PCL	936,000	4,518
		21,002
Hotels, Restaurants & Leisure (2.0%)
Minor International PCL	11,904,170	4,723

Insurance (1.0%)
Bangkok Insurance PCL	294,447	2,385

Marine (3.2%)
Precious Shipping PCL	7,936,900	4,750
Thoresen Thai Agencies PCL	4,392,960	2,730
		7,480
Media (5.5%)
BEC World PCL	3,767,600	4,204
Major Cineplex Group PCL	9,327,250	4,163
MCOT PCL	4,425,000	4,243
		12,610
Multiline Retail (2.5%)
Big C Supercenter PCL	2,242,700	5,876

Oil, Gas & Consumable Fuels (16.4%)
Banpu PCL	327,100	8,241
PTT Exploration & Production PCL	2,504,200	14,903
PTT PCL	793,800	9,291
Thai Oil PCL	1,966,100	5,412
		37,847

		Value
	Shares	(000)

Real Estate Management & Development (12.9%)
Asian Property Development PCL	36,587,300	$7,621
Golden Land Property Development PCL (a)	8,050,000	761
Land and Houses PCL	30,132,700	6,924
MBK PCL	807,100	2,582
Quality Houses PCL	62,823,900	4,695
Sansiri PCL (a)	38,495,800	7,255
		29,838
Textiles, Apparel & Luxury Goods (0.0%)
Thai Rung Textile Co., Ltd. (a)(b)(c)(d)	958	—

Transportation Infrastructure (0.7%)
Airports of Thailand PCL	1,360,700	1,620

Wireless Telecommunication Services (7.5%)
Advanced Info Service PCL	5,850,500	17,409

Total Common Stocks (Cost $131,711)		222,429

Short-Term Investment (2.7%)

Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $6,291)	6,290,626	6,291

Total Investments (98.8%) (Cost $138,002) +		228,720

Other Assets in Excess of Liabilities (1.2%)		2,808

Net Assets (100.0%)		$231,528

(a)	Non-income producing security.
(b)

At March 31, 2011, the Fund held a fair valued security, valued at $0, representing 0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at March 31, 2011.
(d)	Restricted security not registered under the Securities Act of 1933. Acquired 4/89 at a cost of $49,000. At March 31, 2011, this security had a market value of $0, representing 0% of net assets.
(e)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $138,002,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $90,718,000 of which approximately $96,907,000 related to appreciated securities and approximately $6,189,000 related to depreciated securities.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Assets:
Common Stocks
Airlines	$5,257	$—	$—		$5,257
Capital Markets	3,415	—	—		3,415
Commercial Banks	47,195	—	—		47,195
Construction & Engineering	13,010	—	—		13,010
Construction Materials	8,622	—	—		8,622
Consumer Finance	4,140	—	—		4,140
Food & Staples Retailing	21,002	—	—		21,002
Hotels, Restaurants & Leisure	4,723	—	—		4,723
Insurance	2,385	—	—		2,385
Marine	7,480	—	—		7,480
Media	12,610	—	—		12,610
Multiline Retail	5,876	—	—		5,876
Oil, Gas & Consumable Fuels	37,847	—	—		37,847
Real Estate Management & Development	29,838	—	—		29,838
Textiles, Apparel & Luxury Goods	—	—	—	†	—	†
Transportation Infrastructure	1,620	—	—		1,620
Wireless Telecommunication Services	17,409	—	—		17,409
Total Common Stocks	222,429	—	—	†	222,429
Short-Term Investment - Investment Company	6,291	—	—		6,291
Total Assets	$228,720	$—	$—	†	$228,720

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Fund did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)

Balance as of 12/31/10	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/11	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—

† Includes one or more securities which are valued at zero.

The Thai Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Fund, Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011